ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

-AllianceBernstein VPS International Value Portfolio

Supplement dated June 11, 2014 to the Prospectuses and Summary Prospectuses dated May 1, 2014 for AllianceBernstein Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the AllianceBernstein VPS International Value Portfolio (the “Portfolio”).

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The following chart for the Portfolio replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses and Summary Prospectuses and reflects those persons responsible for day-to-day management of the Portfolio’s portfolio.

Employee	Length of Service	Title
Takeo Aso	Since 2012	Senior Vice President of the Adviser
Kevin F. Simms	Since 2001	Senior Vice President of the Adviser
Avi Lavi	Since 2012	Senior Vice President of the Adviser

The following replaces certain information under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses with respect to the Portfolio.

Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AllianceBernstein VPS International Value Portfolio International Value Senior Investment Management Team	Takeo Aso; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Director of Research of International Value Equities since 2012.

	Kevin F. Simms; since 2001; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Chief Investment Officer of Global and International Value Equities since 2014, was CIO of International Value Equities from 2012 to 2014 and was Co-CIO of the same service since prior to 2009.

	Avi Lavi; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Co-CIO of Global Value since 2014 and Global Director of Value Research since 2012.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolio.

You should retain this Supplement with your Prospectuses for future reference.

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